Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Preferred Stock [Text Block]
10.  Preferred Stock

The Company is authorized to issue preferred stock, par value $0.0001 per share, in one or more series and contain such rights, privileges and limitations, including voting rights, dividend rates, conversion privileges, redemption rights and terms, redemption prices and liquidation preferences, as the Board may, from time to time, determine. As of September 30, 2014, no shares of the preferred stock have been issued. Subsequent to September 30, 2014, the Company issued 2,213,263 shares of preferred stock. (See Note 18, Subsequent Events).

8. Preferred Stock

The Company is authorized to issue Preferred Stock in one or more series and containing such rights, privileges and limitations, including voting rights, dividend rates, conversion privileges, redemption rights and terms, redemption prices and liquidation preferences, as the Board may, from time to time, determine. No shares of the Preferred Stock have been issued.